Employees' Retirement Benefits (Projected Benefit Obligation, Accumulated Benefit Obligation and Fair Value of Plan Assets in Pension Plans with Projected or Accumulated Benefit Obligation in Excess of Plan Assets) (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2017	Mar. 31, 2016
Contract-type Corporate Pension Plan, Defined Benefit
Plans with projected benefit obligation in excess of plan assets:
Projected benefit obligation	¥ 218,942	¥ 225,465
Fair value of plan assets	94,534	95,516
Plans with accumulated benefit obligation in excess of plan assets:
Accumulated benefit obligation	218,941	225,464
Fair value of plan assets	94,534	95,516
NTT Corporate Defined Benefit Pension Plan
Plans with projected benefit obligation in excess of plan assets:
Projected benefit obligation	150,644	153,606
Fair value of plan assets	89,942	86,524
Plans with accumulated benefit obligation in excess of plan assets:
Accumulated benefit obligation	113,699	115,562
Fair value of plan assets	¥ 89,663	¥ 86,274